Long-Term Borrowings - Long-term debt net of current portion and current portion of long-term borrowings (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Long-Term Borrowings
Long-term borrowings, net of current portion, Outstanding loan balance	$ 587,906,619	$ 603,686,403
Long-term borrowings, net of current portion, Loan financing fees	(4,008,987)	(4,789,810)
Long-term borrowings, net of current portion, Total	583,897,632	598,896,593
Current portion of long-term borrowings, Outstanding loan balance	48,102,448	47,942,084
Current portion of long-term borrowings, Loan financing fees	(1,173,493)	(1,272,468)
Current portion of long-term borrowings, Total	46,928,955	46,669,616
Outstanding Loan Balance	636,009,067	651,628,487
Loan financing fees	(5,182,480)	(6,062,278)
Total	$ 630,826,587	$ 645,566,209